Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares
Statement [LineItems]
REVENUES	$ 210,478	$ 7,588	$ 207,609	$ 207,520
OPERATING COSTS	135,111	4,871	137,029	135,953
GROSS PROFIT	75,367	2,717	70,580	71,567
OPERATING EXPENSES
Marketing	20,944	755	20,913	22,220
General and administrative	5,293	191	5,006	4,758
Research and development	3,688	133	3,850	3,941
Expected credit loss (reversal of credit loss)	143	5	45	(125)
Total operating expenses	30,068	1,084	29,814	30,794
OTHER INCOME AND EXPENSES	(369)	(13)	1,595	(127)
INCOME FROM OPERATIONS	44,930	1,620	42,361	40,646
NON-OPERATING INCOME AND EXPENSES
Interest income	95	3	116	251
Other income	378	14	470	531
Other gains and losses	461	17	(159)	84
Interest expense	(218)	(8)	(206)	(104)
Share of profits of associates and joint ventures accounted for using equity method	421	15	244	459
Total non-operating income and expenses	1,137	41	465	1,221
INCOME BEFORE INCOME TAX	46,067	1,661	42,826	41,867
INCOME TAX EXPENSE	9,020	325	8,122	7,946
NET INCOME	37,047	1,336	34,704	33,921
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	390	14	1,193	1,527
Unrealized gain or loss on investments in equity instruments at fair value through other comprehensive income	(1,186)	(43)	519	171
Gain or loss on hedging instruments subject to basis adjustment	(10)	0	2	(1)
Share of remeasurements of defined benefit pension plans of associates and joint ventures	(4)	0	(4)	(2)
Income tax relating to items that will not be reclassified to profit or loss	(78)	(3)	(239)	(305)
Items that will not be reclassified to profit or loss	(888)	(32)	1,471	1,390
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising from the translation of the foreign operations	(77)	(3)	(177)	(61)
Share of exchange differences arising from the translation of the foreign operations of associates and joint ventures	(1)	0	(4)	(1)
Income tax relating to items that may be reclassified subsequently	0	0	0	0
Items that may be reclassified subsequently to profit or loss	(78)	(3)	(181)	(62)
Total other comprehensive income (loss), net of income tax	(966)	(35)	1,290	1,328
TOTAL COMPREHENSIVE INCOME	36,081	1,301	35,994	35,249
NET INCOME ATTRIBUTABLE TO
Stockholders of the parent	35,616	1,284	33,419	32,947
Noncontrolling interests	1,431	52	1,285	974
NET INCOME	37,047	1,336	34,704	33,921
COMPREHENSIVE INCOME ATTRIBUTABLE TO
Stockholders of the parent	34,652	1,249	34,713	34,282
Noncontrolling interests	1,429	52	1,281	967
TOTAL COMPREHENSIVE INCOME	$ 36,081	$ 1,301	$ 35,994	$ 35,249
EARNINGS PER SHARE
Basic | (per share)	$ 4.59	$ 0.17	$ 4.31	$ 4.25
Diluted | (per share)	4.59	0.17	4.30	4.24
American Depositary Shares [Member]
EARNINGS PER SHARE
Basic | (per share)	45.91	1.66	43.08	42.47
Diluted | (per share)	$ 45.86	$ 1.65	$ 43.03	$ 42.42